LEASES (Future Minimum Lease Payments) (Details) $ in Millions	Jun. 26, 2019 USD ($)
Leases [Abstract]
Capital Leases, 2020	$ 12.3
Capital Leases, 2021	10.1
Capital Leases, 2022	8.2
Capital Leases, 2023	6.7
Capital Leases, 2024	6.0
Capital Leases, Thereafter	17.4
Capital Leases, Total minimum lease payments	60.7	[1]
Imputed interest (average rate of 6.18%)	(12.3)
Present value of minimum lease payments	48.4
Less current installments	(9.7)
Capital Leases, Net minimum payments	38.7
Operating Leases, 2020	156.8
Operating Leases, 2021	154.5
Operating Leases, 2022	148.6
Operating Leases, 2023	137.7
Operating Leases, 2024	127.6
Operating Leases, Thereafter	771.7
Operating leases, Total minimum lease payments	1,496.9	[1]
Capital Leases, Minimum sublease rentals	22.0
Operating Leases, Minimum sublease rentals	$ 14.6

[1]
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $22.0 million and $14.6 million for capital and operating subleases, respectively, as of June 26, 2019.